Consolidated Statements of Income - USD ($) shares in Thousands, $ in Millions	3 Months Ended								12 Months Ended
	Sep. 30, 2018	Jun. 30, 2018	Mar. 31, 2018	Dec. 31, 2017	Sep. 30, 2017	Jun. 30, 2017	Mar. 31, 2017	Dec. 31, 2016	Sep. 30, 2018	Sep. 30, 2017	Sep. 30, 2016
Income Statement [Abstract]
Revenues	$ 1,273.1	$ 1,440.9	$ 2,812.0	$ 2,125.2	$ 1,113.9	$ 1,153.5	$ 2,173.8	$ 1,679.5	$ 7,651.2	$ 6,120.7	$ 5,685.7
Costs and Expenses
Cost of sales (excluding depreciation and amortization shown below)									4,074.9	2,837.3	2,437.5
Operating and administrative expenses									2,012.8	1,867.6	1,877.3
Impairment of Partnership tradenames and trademarks		75.0							75.0	0.0	0.0
Depreciation and amortization									455.1	416.3	400.9
Other operating income, net									(31.3)	(10.5)	(22.4)
Total costs and expenses									6,586.5	5,110.7	4,693.3
Operating income	49.2	29.5	591.0	395.0	27.5	(1.0)	515.3	468.2	1,064.7	1,010.0	992.4
Income (loss) from equity investees									4.3	4.3	(0.2)
Loss on extinguishments of debt						(0.7)	(3.6)	(5.3)	0.0	(59.7)	(48.9)
Gain (loss) on foreign currency contracts, net									16.2	(23.9)	0.0
Pension and other postretirement plans non-service expense, net									(0.6)	(5.8)	(4.4)
Interest expense									(230.1)	(223.5)	(228.9)
Income before income taxes									854.5	701.4	710.0
Income taxes									(32.1)	(177.6)	(221.2)
Net income including noncontrolling interests	(7.8)	(11.7)	407.7	434.2	(16.7)	(62.2)	311.8	290.9	822.4	523.8	488.8
Deduct net income attributable to noncontrolling interests, principally in AmeriGas Partners									(103.7)	(87.2)	(124.1)
Net income attributable to UGI Corporation	$ 24.4	$ 52.4	$ 276.0	$ 365.9	$ 5.0	$ (19.0)	$ 219.9	$ 230.7	$ 718.7	$ 436.6	$ 364.7
Earnings per common share attributable to UGI Corporation stockholders:
Basic (in dollars per share)	$ 0.14	$ 0.30	$ 1.59	$ 2.11	$ 0.03	$ (0.11)	$ 1.27	$ 1.33	$ 4.13	$ 2.51	$ 2.11
Diluted (in dollars per share)	$ 0.14	$ 0.30	$ 1.57	$ 2.07	$ 0.03	$ (0.11)	$ 1.24	$ 1.30	$ 4.06	$ 2.46	$ 2.08
Weighted-average common shares outstanding (thousands):
Basic (in shares)	174,391	173,991	173,570	173,670	173,769	173,742	173,624	173,512	173,908	173,662	173,154
Diluted (in shares)	177,506	176,807	176,350	176,948	177,175	173,742	177,136	176,984	176,905	177,159	175,572
Dividends declared per common share (in dollars per share)									$ 1.02	$ 0.975	$ 0.93